Shareholder Report	2 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Advisors' Inner Circle Fund II
Entity Central Index Key		0000890540
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000249064
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class A Shares
Trading Symbol	VNIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 135,971,836	$ 135,971,836
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 69,628
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C00024063
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class Y Shares
Trading Symbol	VNIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 135,971,836	$ 135,971,836
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 69,628
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds
C000249065
Shareholder Report [Line Items]
Fund Name	Vontobel International Equity Fund
Class Name	Class Institutional Shares
Trading Symbol	VNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.
Additional Information Phone Number	877-734-6278
Additional Information Website	https://am.vontobel.com/en/strategies/mutual-funds
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.60%
AssetsNet	$ 135,971,836	$ 135,971,836
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount	$ 69,628
InvestmentCompanyPortfolioTurnover	49.00%
Updated Prospectus Phone Number	877-734-6278
Updated Prospectus Web Address	https://am.vontobel.com/en/strategies/mutual-funds